VIA EDGAR

Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071

October 6, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: City National Rochdale Funds (filing relates to the City National Rochdale Socially Responsible Equity Fund) (File Nos. 333–16093 and 811–07923)

Dear Sir or Madam:

On behalf of City National Rochdale Funds (the “Trust”), we are filing pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940 a preliminary proxy statement on Schedule 14A, a notice of special meeting of shareholders of the City National Rochdale Socially Responsible Equity Fund series of the Trust (the “Fund”), and a form of proxy card.  The shareholder meeting is being called for the purpose of approving the reorganization of the Fund into the newly created Baywood SociallyResponsible Fund series of Forum Funds II.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie A. Dee

Laurie A. Dee

Enclosures